UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [  ];  Amendment Number:

This Amendment  (Check only one):       [  ]  is a restatement.
                                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      John Hancock Advisers, LLC
Address:   601 Congress Street
           Boston, MA 02210

13F File Number:    28-03222

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Alfred P. Ouellette

Title:   Assistant Vice President and Senior Counsel

Phone:   (617) 663-4324

Signature, Place, and Date of Signing:

/s/Alfred P. Ouellette  601 Congress Street, Boston, MA 02210  May 15, 2007
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type  (Check only One):   [ X ]  13F HOLDINGS REPORT
                                 [   ]  13F NOTICE
                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:         None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                 2

Form 13F information table entry total:           25

Form 13F information table value total:   15,620,000


List of other included managers:

No.               Form 13F File Number      Name
1                 28-11519                  Manulife Financial Corporation
2                 28-03983                  John Hancock Life Insurance Company

                           John Hancock Advisers, LLC
                                     SEC13F
                             As of March 31, 2007

(ITEM 1)                 (ITEM 2)  (ITEM 3)      (ITEM 4)     (ITEM 5)        (ITEM 6)        (ITEM 7)          (ITEM 8)
                          TITLE                 FAIR MARKET  SHARES OR  INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF                     OF      CUSIP          VALUE     PRINCIPAL    SOLE SHARED OTHER               SOLE     SHARED    NONE
ISSUER                    CLASS     NUMBER       (x$1000)      AMOUNT      (A)  (B)    (C)     MGR        (A)       (B)       (C)
------                    -----     ------        -----        ------      ---  ---    ---     ---        ---       ---       ---
AMERICAN INTL GROUP I       COM     026874107       490         7,293       X                  1,2       5,527      0       1,766
AUTOMATIC DATA PROCES       COM     053015103       835        17,247       X                  1,2      13,190      0       4,057
COCA COLA CO                COM     191216100       540        11,246       X                  1,2       8,648      0       2,598
COLGATE PALMOLIVE CO        COM     194162103       690        10,327       X                  1,2       7,773      0       2,554
COSTCO WHSL CORP NEW        COM     22160K105       487         9,040       X                  1,2       6,810      0       2,230
EBAY INC                    COM     278642103       550        16,595       X                  1,2      12,455      0       4,140
ELECTRONIC ARTS INC         COM     285512109       454         9,015       X                  1,2       6,805      0       2,210
FEDEX CORP                  COM     31428X106       411         3,830       X                  1,2       2,880      0         950
GENERAL ELEC CO             COM     369604103       819        23,158       X                  1,2      17,473      0       5,685
GENZYME CORP COM-GEN        COM     372917104       816        13,602       X                  1,2      10,267      0       3,335
JOHNSON & JOHNSON           COM     478160104       464         7,694       X                  1,2       5,628      0       2,066
LOWES COS INC               COM     548661107       645        20,480       X                  1,2      15,460      0       5,020
MEDTRONIC INC               COM     585055106       501        10,209       X                  1,2       7,694      0       2,515
MICROSOFT CORP              COM     594918104       656        23,550       X                  1,2      17,751      0       5,799
PEPSICO INC                 COM     713448108       783        12,318       X                  1,2       9,328      0       2,990
PROCTER & GAMBLE COMP       COM     742718109       799        12,649       X                  1,2       9,741      0       2,908
QUALCOMM INC                COM     747525103       680        15,929       X                  1,2      12,039      0       3,890
SAP AG ADR SPON             COM     803054204       487        10,910       X                  1,2       8,240      0       2,670
STAPLES INC                 COM     855030102       967        37,431       X                  1,2      28,261      0       9,170
STARBUCKS CORP              COM     855244109       545        17,370       X                  1,2      13,130      0       4,240
STATE STR CORP              COM     857477103       615         9,494       X                  1,2       7,169      0       2,325
STRYKER CORP                COM     863667101       531         8,000       X                  1,2       6,020      0       1,980
SYSCO CORP                  COM     871829107       648        19,150       X                  1,2      14,480      0       4,670
TEVA PHARMACEUTICAL I       COM     881624209       719        19,222       X                  1,2      14,517      0       4,705
WHOLE FOODS MKT INC C       COM     966837106       489        10,895       X                  1,2       8,225      0       2,670
                                                 ______
                                       25        15,620